Share Based Payments (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of share-based payment arrangement [Abstract]
Schedule of stock options and weighted average exercise prices of share options
We have issued stock options to acquire common stock through our stock option plan of which the following are outstanding at December 31:

	2018		2017		2016
	Stock Options	Weighted Average Exercise Price $	Stock Options	Weighted Average Exercise Price $	Stock Options	Weighted Average Exercise Price $
Outstanding, beginning of the year	647,156	13.20	912,995	17.42	901,114	20.58
Granted during the year	750,467	4.97	42,625	4.60	165,460	2.67
Forfeited during the year	(105,338)	11.67	(211,847)	32.80	(77,629)	6.18
Expired during the year	(1,122)	13.78	(12,302)	21.13	(75,950)	34.27
Exercised during the year	(41,802)	2.96	(84,315)	4.07	—	—
Outstanding, end of the year	1,249,361	8.73	647,156	13.20	912,995	17.42
Options exercisable, end of the year	777,245	11.04	573,984	14.36	689,883	22.03

Schedule of stock options outstanding and exercisable by range of exercise price
The following table summarizes information about the stock options outstanding and exercisable at December 31, 2018:

Range of Exercise Prices	Number Outstanding	Weighted Average Remaining Contractual Life (years)	Weighted Average Exercise Price $	Number Exercisable	Weighted Average Exercise Price $
$2.47 - $3.99	711,827	5.95	3.21	442,231	3.25
$4.84 - $7.81	335,092	3.76	7.21	132,572	7.09
$13.77 - $19.00	92,308	4.63	16.94	92,308	16.94
$20.23 - $36.96	51,777	2.71	32.29	51,777	32.29
$38.09 - $63.84	58,357	2.93	50.85	58,357	50.85
	1,249,361	4.99	8.73	777,245	11.04

Schedule of weighted average remaining contractual life and outstanding stock options by exercise price
The following table summarizes our outstanding warrants at December 31, 2018:

Exercise Price	Outstanding, Beginning of the Year	Exercised During the Year	Outstanding, End of the Year(1)	Weighted Average Remaining Contractual Life (years)
$9.025	16,445,000	(1,500)	16,443,500	3.42

(1)     Exercisable into 1,730,894 common shares.
The following table summarizes information about the stock options outstanding and exercisable at December 31, 2018:

Range of Exercise Prices	Number Outstanding	Weighted Average Remaining Contractual Life (years)	Weighted Average Exercise Price $	Number Exercisable	Weighted Average Exercise Price $
$2.47 - $3.99	711,827	5.95	3.21	442,231	3.25
$4.84 - $7.81	335,092	3.76	7.21	132,572	7.09
$13.77 - $19.00	92,308	4.63	16.94	92,308	16.94
$20.23 - $36.96	51,777	2.71	32.29	51,777	32.29
$38.09 - $63.84	58,357	2.93	50.85	58,357	50.85
	1,249,361	4.99	8.73	777,245	11.04

Disclosure weighted average assumptions and fair value of options
The estimated fair value of stock options issued during the year was determined using the Black Scholes Option Pricing Model using the following weighted average assumptions and fair value of options:

	2018	2017	2016
Risk-free interest rate	2.02%	1.18%	0.82%
Expected hold period to exercise	3.0 years	3.0 years	3.0 years
Volatility in the price of the Company's shares	81.15%	90.73%	94.84%
Rate of forfeiture	3.67%	3.67%	3.67%
Dividend yield	Nil	Nil	Nil
Weighted average fair value of options	$2.67	$2.65	$1.59

Schedule of number of other equity instruments
The following PSUs are outstanding at December 31:

	2018	2017	2016
Outstanding, beginning of the year	94,734	88,419	—
Granted during the year	—	6,315	157,892
Forfeited during the year	(31,578)	—	(69,473)
Outstanding, end of the year	63,156	94,734	88,419
(1)     The weighted average fair value of the PSUs granted was nil in 2018 (2017 - $3.33; 2016 - $3.38).
The following RSUs are outstanding at December 31:

	2018	2017	2016
Outstanding, beginning of the year	190,407	139,237	38,823
Granted during the year	102,855	51,170	110,940
Forfeited during the year	(4,210)	—	(10,526)
Vested during the year	(28,297)	—	—
Outstanding, end of the year	260,755	190,407	139,237
(1)The weighted average fair value of the RSUs granted was $3.35 in 2018 (2017 - $5.96; 2016 - $2.92).